UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10553

        Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 10.1% (6.8% of Total Investments)

$715	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 - FGIC Insured	7/12 at 100.00	AAA	$ 803,853

1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series	5/11 at 101.00	A-	1,329,713
	2001A, 5.875%, 5/15/31

320	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	2/09 at 101.00	BBB	334,371
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19

	University of Arizona, Certificates of Participation, Series 2002A:
750	5.500%, 6/01/18 - AMBAC Insured	6/12 at 100.00	AAA	848,655
500	5.125%, 6/01/22 - AMBAC Insured	6/12 at 100.00	AAA	531,005

	Healthcare - 12.8% (8.6% of Total Investments)

735	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	2/12 at 101.00	Ba2	741,534
	Series 2002A, 6.250%, 2/15/21

400	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	BBB+	442,780
	1999A, 6.625%, 7/01/20

500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	518,115
	Hospital, Series 1998, 5.250%, 11/15/37

1,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	1,088,030
	1999A, 5.625%, 1/01/29 - MBIA Insured

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,053,930
	Healthcare, Series 2001, 5.800%, 12/01/31

1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional	8/13 at 100.00	Baa2	1,049,510
	Medical Center, Series 2003A, 6.000%, 8/01/33

	Housing/Multifamily - 7.6% (5.1% of Total Investments)

1,000	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	10/11 at 105.00	AAA	1,059,640
	Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place Apartments,
	Series 2001A-1, 6.000%, 10/20/31

1,425	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	7/12 at 105.00	AAA	1,524,907
	Bonds, Summit Apartments, Series 2002, 6.450%, 7/20/32

325	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	4/15 at 100.00	Aaa	325,000
	Bonds, Park Lee Apartments, Series 2004A, 5.050%, 4/20/44 (Alternative Minimum Tax) (WI, settling
	12/16/04)

	Housing/Single Family - 0.3% (0.2% of Total Investments)

125	Pima County Industrial Development Authority, Arizona, FNMA/GNMA Single Family Mortgage Revenue	11/10 at 101.00	AAA	130,098
	Bonds, Series 2001A-1, 5.350%, 11/01/24 (Alternative Minimum Tax)

	Industrials - 2.2% (1.5% of Total Investments)

810	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	BBB	836,187
	Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
	3/01/08)

	Tax Obligation/General - 43.4% (29.3% of Total Investments)

1,725	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/17	7/12 at 100.00	AA+	1,868,123

1,000	Gilbert, Arizona, General Obligation Bonds, Series 2002A, 5.000%, 7/01/18 - AMBAC Insured	7/11 at 100.00	AAA	1,084,870

	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington
	Elementary School, Series 2002A:
1,000	5.375%, 7/01/15 - FSA Insured	No Opt. Call	AAA	1,161,380
2,000	5.375%, 7/01/16 - FSA Insured	No Opt. Call	AAA	2,330,600

2,165	Maricopa County Unified School District District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	AAA	2,479,228
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 - FGIC Insured

1,000	Mesa, Arizona, General Obligation Bonds, Series 2000, 6.500%, 7/01/11 - FGIC Insured	No Opt. Call	AAA	1,202,460

1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 - FGIC Insured	No Opt. Call	AAA	1,631,739

	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
1,700	5.000%, 7/01/22	7/12 at 100.00	AA+	1,801,473
250	5.000%, 7/01/27	7/12 at 100.00	AA+	258,923

1,000	Pinal County Unified School District 43, Apache Junction, Arizona, General Obligation Refunding	No Opt. Call	AAA	1,190,530
	Bonds, Series 2001, 5.750%, 7/01/15 - FGIC Insured

1,500	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,565,115

	Tax Obligation/Limited - 45.0% (30.3% of Total Investments)

	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 - MBIA Insured	5/12 at 100.00	AAA	807,533
1,000	5.000%, 11/01/18 - MBIA Insured	5/12 at 100.00	AAA	1,072,660
500	5.000%, 11/01/20 - MBIA Insured	5/12 at 100.00	AAA	531,640

1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/21	7/12 at 100.00	AAA	1,085,610

325	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien	7/10 at 102.00	N/R	360,750
	Bonds, Series 2001A, 7.875%, 7/01/25 (DD, settling 11/10/04)

670	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series 2003,	7/13 at 100.00	A	683,782
	5.350%, 7/15/28 - ACA Insured

1,000	Maricopa County Public Finance Authority, Arizona, Lease Revenue Bonds, Series 2001, 5.500%,	7/11 at 100.00	Aaa	1,125,640
	7/01/15 - AMBAC Insured

	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 - AMBAC Insured	6/12 at 100.00	Aaa	944,446
2,645	5.375%, 6/01/19 - AMBAC Insured	6/12 at 100.00	Aaa	2,960,416

1,000	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2004, 5.125%, 7/01/23 - FSA	7/14 at 100.00	AAA	1,072,600
	Insured

1,500	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II Project,	3/12 at 100.00	AAA	1,672,425
	Series 2001, 5.250%, 9/15/16 - AMBAC Insured

460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster	12/14 at 100.00	BBB-	465,704
	Basic Schools Inc., Series 2004, 6.000%, 12/15/24

1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	No Opt. Call	A	1,108,167
	Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured

1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/12 at 100.00	A-	1,045,390
	Series 2002D, 5.125%, 7/01/24

480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB-	481,358
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34

1,000	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%, 7/01/18 -	7/10 at 100.00	AAA	1,083,850
	FGIC Insured

640	Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax Revenue Bonds, Series 2001,	7/10 at 100.00	AAA	684,115
	5.000%, 7/01/21 - AMBAC Insured

	Transportation - 5.4% (3.7% of Total Investments)

1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 1998A,	7/08 at 101.00	AAA	1,029,800
	5.000%, 7/01/25 - FSA Insured

1,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	1,037,300
	5.250%, 7/01/27 (Alternative Minimum Tax) - FGIC Insured

	U.S. Guaranteed *** - 3.0% (2.0% of Total Investments)

1,000	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	1,145,590
	2004B, 5.250%, 7/01/20 (Pre-refunded to 7/01/14) - FSA Insured

	Utilities - 10.0% (6.8% of Total Investments)

1,115	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,272,862
	Hoover Project, Series 2001, 5.250%, 10/01/15

1,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured	7/11 at 100.00	AAA	1,070,940

1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 - FGIC Insured	No Opt. Call	AAA	1,150,690

320	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	339,923
	Bonds, Series 2002B, 5.000%, 1/01/22

	Water and Sewer - 8.5% (5.7% of Total Investments)

500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue Bonds,	12/07 at 102.00	AAA	538,220
	Chaparral City Water Company Project, Series 1997A, 5.400%, 12/01/22 (Alternative Minimum Tax) -
	AMBAC Insured

360	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	380,328
	5.000%, 7/01/23 - MBIA Insured

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds,	No Opt. Call	AAA	1,174,040
	Series 2001, 5.500%, 7/01/22 - FGIC Insured

1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 - FGIC Insured	7/12 at 102.00	AAA	1,137,780

$51,775	Total Long-Term Investments (cost $53,014,540) - 148.3%			56,655,328

	Other Assets Less Liabilities - 0.1%			56,501

	Preferred Shares, at Liquidation Value - (48.4)%			(18,500,000)

	Net Assets Applicable to Common Shares - 100%			$38,211,829

Forward Swap Transactions outstanding at October 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	$1,100,000	2/16/05	2/16/35	$(79,338)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied
by 4.337% (annualized) and receive quarterly the
notional amount multiplied by the daily arithmetic average
of the weekly BMA (Bond Market Assocation)
Municipal Swap Index for the quarter.	1,300,000	12/09/04	12/09/24	(51,303)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	300,000	1/14/05	1/14/35	(14,595)

				$(145,236)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $53,013,836.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$3,711,901
	Depreciation	(70,409)

	Net unrealized appreciation of investments	$3,641,492

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.